Accrued Liabilities and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Accrued Liabilities and Other Payables (Tables) [Line Items]
Schedule of accounts payable and accrued liabilities
	March 31, 2023	September 30, 2022
Unearned revenue	$—	$203,222
Others	33,689	29,133
Total	$33,689	$232,355

	September 30, 2022	September 30, 2021
		(as restated)
Directors’ compensation	$237,205	$170,538
Unearned revenue	203,222	49,001
Professional fees	170,058	125,697
Accounts payable	51,712	54,831
Others	29,133	29,655
Total	$691,330	$429,722